Esoterica Thematic Trust

March 4, 2022 U.S. Securities and Exchange Commission Public Filing Desk 100 F Street, N.E. Washington, DC 20459
Re:	Esoterica Thematic Trust
File Nos. 811-23473 and 333-233633

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Esoterica Thematic Trust (the “Trust”), on behalf of Esoterica NextG Economy ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 9 to the Trust’s registration statement on Form N-1A (the “Amendment”). The text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2022.

Questions related to this filing should be directed to the Trust’s counsel, Ryan Wheeler of Thompson Hine LLP at (513) 352-6693.

Very truly yours,

/s/ Qindong (Bruce) Liu
Qindong (Bruce) Liu
President